UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS

OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-22975

AllianzGI Institutional Multi-Series Trust

(Exact name of registrant as specified in charter)

1633 Broadway, New York, NY 10019

(Address of principal executive offices) (Zip code)

Lawrence G. Altadonna

1633 Broadway, New York, NY 10019

(Name and address of agent for service)

Registrant’s telephone number, including area code: 212-739-3371

Date of fiscal year end: November 30, 2015

Date of reporting period: February 28, 2015

Item 1. Schedules of Investments

AllianzGI Global Small-Cap Opportunities Portfolio

February 28, 2015 (unaudited)

	Shares	Value*
COMMON STOCK—96.3%
Argentina—0.5%
Grupo Financiero Galicia S.A.	9,000	$25,798

Australia—3.2%
Echo Entertainment Group Ltd.	20,473	69,901
Qantas Airways Ltd. (c)	13,836	31,173
Sirtex Medical Ltd.	701	19,453
Western Areas Ltd.	12,323	40,709

		161,236

Brazil—1.3%
MRV Engenharia e Participacoes S.A.	26,700	63,958

Canada—3.1%
Canadian Real Estate Investment Trust REIT	1,870	70,007
Canfor Pulp Products, Inc.	1,110	14,207
Cogeco Cable, Inc.	846	50,398
Just Energy Group, Inc.	4,909	24,425

		159,037

China—3.4%
Bank of Chongqing Co., Ltd., Class H	19,500	16,039
China Everbright Bank Co., Ltd., Class H	69,000	36,559
Chongqing Rural Commercial Bank Co., Ltd., Class H	36,000	22,457
Lonking Holdings Ltd.	65,000	12,743
Shenzhen Expressway Co., Ltd., Class H	38,000	28,243
Xiamen International Port Co., Ltd., Class H	108,000	26,603
Yuzhou Properties Co., Ltd.	120,000	28,191

		170,835

France—0.5%
Ipsen S.A.	546	27,739

India—0.8%
WNS Holdings Ltd. ADR (c)	1,550	37,929

Indonesia—0.6%
Multipolar Tbk PT	193,300	13,815
Salim Ivomas Pratama Tbk PT	294,700	16,943

		30,758

Ireland—2.2%
ICON PLC (c)	1,650	113,867

Israel—0.9%
Isramco Negev 2 L.P. (c)	266,000	44,009

Japan—8.5%
Alps Electric Co., Ltd.	1,200	26,996
Fancl Corp.	1,500	21,642
Foster Electric Co., Ltd.	2,100	50,401
Futaba Industrial Co., Ltd.	8,700	40,834
Hokuriku Electric Power Co.	5,500	73,335
Kuroda Electric Co., Ltd.	2,900	44,261
Nichiha Corp.	1,500	16,580
Ryobi Ltd.	8,000	23,451
Senko Co., Ltd.	3,000	17,333
Shima Seiki Manufacturing Ltd.	1,500	25,562
St Marc Holdings Co., Ltd.	500	32,604
YAMABIKO Corp.	800	34,559
Yorozu Corp.	1,200	24,227

		431,785

Korea (Republic of)—3.7%
CJ Korea Express Co., Ltd. (c)	93	15,354
Hanil Cement Co., Ltd.	608	93,720
Korea Electric Terminal Co., Ltd.	261	14,863
OCI Materials Co., Ltd.	445	32,638
Tovis Co., Ltd.	1,835	29,792

		186,367

AllianzGI Global Small-Cap Opportunities Portfolio

February 28, 2015 (unaudited) (continued)

	Shares	Value*
New Zealand—0.7%
Kiwi Property Group Ltd.	33,868	$33,687

Norway—0.3%
Atea ASA	1,140	12,863

Philippines—0.3%
Xurpas, Inc.	64,000	16,229

Singapore—0.6%
United Engineers Ltd.	5,300	11,005
Yangzijiang Shipbuilding Holdings Ltd.	23,000	20,677

		31,682

South Africa—0.5%
Hyprop Investments Ltd.	2,726	26,006

Sweden—0.6%
Medivir AB, Class B (c)	2,910	32,374

Switzerland—2.7%
Chocoladefabriken Lindt & Sprungli AG	3	16,496
Siegfried Holding AG (c)	121	20,307
Swiss Life Holding AG (c)	360	85,485
Zehnder Group AG	325	13,756

		136,044

Taiwan—3.4%
Acer, Inc. (c)	98,000	63,968
Gold Circuit Electronics Ltd. (c)	32,000	21,695
Shin Kong Financial Holding Co., Ltd.	203,000	58,147
Silicon Motion Technology Corp. ADR	1,050	27,919

		171,729

United Kingdom—7.5%
Catlin Group Ltd.	8,386	88,547
Derwent London PLC REIT	1,733	89,505
Great Portland Estates PLC REIT	2,079	25,684
Man Group PLC	17,400	51,284
Shaftesbury PLC REIT	6,484	81,244
Workspace Group PLC REIT	3,518	46,668

		382,932

United States—51.0%
Acadia Healthcare Co., Inc. (c)	1,750	110,652
Advanced Energy Industries, Inc. (c)	2,610	69,478
AG Mortgage Investment Trust, Inc. REIT	2,970	55,866
Amsurg Corp. (c)	1,205	72,420
Armada Hoffler Properties, Inc. REIT	2,295	24,786
Bank of the Ozarks, Inc.	1,345	49,227
Cambrex Corp. (c)	415	14,214
Casey’s General Stores, Inc.	285	25,009
Cato Corp., Class A	635	28,156
Centene Corp. (c)	780	47,939
Cirrus Logic, Inc. (c)	530	15,958
Eagle Rock Energy Partners LP	6,195	16,912
Extreme Networks, Inc. (c)	4,055	14,395
FelCor Lodging Trust, Inc. REIT	3,070	33,064
First Bancorp	1,110	19,514
Group 1 Automotive, Inc.	695	56,531
Hanover Insurance Group, Inc.	400	28,096
Health Net, Inc. (c)	1,460	83,731
Huntington Ingalls Industries, Inc.	910	128,610
Investors Real Estate Trust REIT	6,665	51,054
Isis Pharmaceuticals, Inc. (c)	305	20,911
JetBlue Airways Corp. (c)	6,580	113,110
K12, Inc. (c)	745	12,613
Lear Corp.	300	32,676
LifePoint Hospitals, Inc. (c)	1,220	87,791
Mallinckrodt PLC (c)	920	107,382
Meritor, Inc. (b)(c)	1,590	22,721
Methode Electronics, Inc.	430	16,723
MicroStrategy, Inc., Class A (c)	220	39,235
New Jersey Resources Corp.	915	57,261
Palo Alto Networks, Inc. (c)	670	95,287
Qorvo, Inc.	1,370	95,078
Resource Capital Corp. REIT	2,565	12,902
Select Medical Holdings Corp.	1,825	24,747

AllianzGI Global Small-Cap Opportunities Portfolio

February 28, 2015 (unaudited) (continued)

	Shares	Value*
Skyworks Solutions, Inc.	1,360	$119,340
Sonic Corp.	2,640	83,926
Spirit Airlines, Inc. (c)	675	52,501
Strategic Hotels & Resorts, Inc. REIT (c)	8,465	111,061
Sucampo Pharmaceuticals, Inc., Class A (c)	870	13,381
SUPERVALU, Inc. (c)	8,785	86,796
Symetra Financial Corp.	4,415	99,691
Two Harbors Investment Corp. REIT	7,190	75,064
Ulta Salon Cosmetics & Fragrance, Inc. (c)	390	54,896
VCA, Inc. (c)	810	43,157
Wendy’s Co.	6,065	67,261
Williams-Sonoma, Inc.	1,200	96,540

		2,587,663

Total Common Stock (cost-$4,522,338)		4,884,527

	Principal Amount (000s)
Repurchase Agreements—4.1%
State Street Bank and Trust Co., dated 2/27/15, 0.00%, due 3/2/15, proceeds $207,000; collateralized by U.S. Treasury Notes, 2.00%, due 10/31/21, valued at $213,413 including accrued interest (cost-$207,000)	$207	207,000

Total Investments (cost-$4,729,338) (a)—100.4%		5,091,527
Liabilities in excess of other assets—(0.4)%		(17,914)

Net Assets—100.0%		$5,073,613

AllianzGI Global Small-Cap Opportunities Portfolio

February 28, 2015 (unaudited) (continued)

Notes to Schedule of Investments:

(a)	Securities with an aggregate value of $1,659,527, representing 32.7% of net assets, were valued utilizing modeling tools provided by a third-party vendor.

(b)	Affiliated security.

(c)	Non-income producing.

Glossary:

ADR—American Depositary Receipt

REIT—Real Estate Investment Trust

AllianzGI Global Small-Cap Opportunities Portfolio

February 28, 2015 (unaudited) (continued)

The industry classification of portfolio holdings and liabilities in excess of other assets shown as a percentage of net assets were as follows:

Real Estate Investment Trust	14.6%
Health Care Providers & Services	9.1%
Insurance	7.2%
Semiconductors & Semiconductor Equipment	6.6%
Hotels, Restaurants & Leisure	5.0%
Specialty Retail	4.7%
Airlines	3.8%
Banks	3.3%
Pharmaceuticals	2.9%
Life Sciences Tools & Services	2.9%
Machinery	2.7%
Aerospace & Defense	2.5%
Household Durables	2.3%
Food & Staples Retailing	2.2%
Communications Equipment	2.2%
Auto Components	1.9%
Construction Materials	1.9%
Electronic Equipment, Instruments & Components	1.8%
Electric Utilities	1.5%
Biotechnology	1.4%
Technology Hardware, Storage & Peripherals	1.3%
Oil, Gas & Consumable Fuels	1.2%
Gas Utilities	1.1%
Software	1.1%
Transportation Infrastructure	1.1%
IT Services	1.1%
Capital Markets	1.0%
Media	1.0%
Trading Companies & Distributors	0.9%
Metals & Mining	0.8%
Food Products	0.6%
Road & Rail	0.6%
Chemicals	0.6%
Building Products	0.6%
Real Estate Management & Development	0.6%
Multi-Utilities	0.5%
Personal Products	0.4%
Electrical Equipment	0.3%
Paper & Forest Products	0.3%
Multi-line Retail	0.3%
Diversified Consumer Services	0.2%
Construction & Engineering	0.2%
Repurchase Agreements	4.1%
Liabilities in excess of other assets	(0.4)%

100.0%

AllianzGI U.S. Unconstrained Equity Portfolio

February 28, 2015 (unaudited)

	Shares	Value*
COMMON STOCK (a)—95.7%
Aerospace & Defense—2.0%
Boeing Co.	400	$60,340

Airlines—1.7%
United Continental Holdings, Inc. (b)	800	52,144

Auto Components—1.8%
Delphi Automotive PLC	700	55,188

Banks—3.4%
Ameris Bancorp	2,000	52,340
Citigroup, Inc.	1,000	52,420

		104,760

Beverages—3.0%
Constellation Brands, Inc., Class A (b)	800	91,776

Biotechnology—4.7%
Biogen Idec, Inc. (b)	350	143,357

Capital Markets—2.0%
Ameriprise Financial, Inc.	450	60,134

Chemicals—4.0%
Ecolab, Inc.	700	80,878
LyondellBasell Industries NV, Class A	500	42,955

		123,833

Communications Equipment—3.1%
Palo Alto Networks, Inc. (b)	675	95,999

Diversified Financial Services—2.5%
CBOE Holdings, Inc.	1,250	75,038

Energy Equipment & Services—1.4%
Weatherford International PLC (b)	3,500	44,415

Food & Staples Retailing—5.7%
CVS Health Corp.	1,250	129,837
Diplomat Pharmacy, Inc. (b)	232	6,960
Sprouts Farmers Market, Inc. (b)	1,000	36,810

		173,607

Health Care Equipment & Supplies—3.8%
Boston Scientific Corp. (b)	4,000	67,600
Zeltiq Aesthetics, Inc. (b)	1,500	50,055

		117,655

Health Care Providers & Services—2.3%
HCA Holdings, Inc. (b)	1,000	71,540

Hotels, Restaurants & Leisure—1.7%
Restaurant Brands International, Inc. (b)	1,188	52,545

Insurance—4.6%
American International Group, Inc.	1,800	99,594
AMERISAFE, Inc.	1,000	41,540

		141,134

Internet & Catalog Retail—2.1%
EVINE Live, Inc. (b)	10,000	63,300

Internet Software & Services—5.7%
Facebook, Inc., Class A (b)	1,000	78,970
HomeAway, Inc. (b)	1,800	55,791
Yelp, Inc. (b)	800	38,400

		173,161

Media—2.4%
Scripps Networks Interactive, Inc., Class A	1,000	72,300

AllianzGI U.S. Unconstrained Equity Portfolio

February 28, 2015 (unaudited) (continued)

	Shares	Value*
Multi-line Retail—1.8%
Burlington Stores, Inc. (b)	1,000	$55,570

Oil, Gas & Consumable Fuels—4.2%
Pioneer Natural Resources Co.	300	45,756
Range Resources Corp.	1,100	54,494
Whiting Petroleum Corp. (b)	800	27,064

		127,314

Pharmaceuticals—5.1%
Mallinckrodt PLC (b)	700	81,704
Pacira Pharmaceuticals, Inc. (b)	650	74,600

		156,304

Real Estate Investment Trust—3.2%
American Tower Corp.	1,000	99,140

Road & Rail—5.4%
Hertz Global Holdings, Inc. (b)	3,750	86,512
Union Pacific Corp.	650	78,169

		164,681

Semiconductors & Semiconductor Equipment—2.1%
Tower Semiconductor Ltd. (b)	4,000	64,360

Software—3.6%
Activision Blizzard, Inc.	2,800	65,296
Microsoft Corp.	1,000	43,850

		109,146

Technology Hardware, Storage & Peripherals—8.0%
Apple, Inc.	1,300	166,998
Hewlett-Packard Co.	2,250	78,390

		245,388

Textiles, Apparel & Luxury Goods—2.5%
Under Armour, Inc., Class A (b)	1,000	77,010

Trading Companies & Distributors—1.9%
Air Lease Corp.	1,500	57,360

Total Common Stock (cost-$2,728,722)		2,928,499

	Principal Amount (000s)
Repurchase Agreements—4.7%
State Street Bank and Trust Co., dated 2/27/15, 2.00%, due 3/2/15, proceeds $145,000; collateralized by U.S. Treasury Notes, 2.00%, due 10/31/21, valued at $152,438 including accrued interest (cost-$145,000)	$145	145,000

	Contracts
OPTIONS PURCHASED (b)(c)—0.4%
Put Options—0.4%
Dr. Horton, Inc., strike price $23.00, expires 5/15/15	20	650
Herbalife Ltd., strike price $30.00, expires 6/19/15	12	5,910
iShares U.S. Real Estate, strike price $81.00, expires 3/20/15	15	3,352

Total Options Purchased (cost-$11,157)		9,912

AllianzGI U.S. Unconstrained Equity Portfolio

February 28, 2015 (unaudited) (continued)

	Contracts	Value*
Total Investments, before options written (cost-$2,884,879)—100.8%		$3,083,411

OPTIONS WRITTEN (b)(c)—(0.2)%
Call Options—(0.2)%
Dr. Horton, Inc., strike price $27.00, expires 5/15/15	20	(3,450)
Herbalife Ltd., strike price $55.00, expires 6/19/15	12	(714)

		(4,164)

Put Options—(0.0)%
iShares U.S. Real Estate, strike price $78.00, expires 3/20/15	15	(1,050)

Total Options Written (premiums received-$7,403)		(5,214)

Total Investments, net of options written (cost-$2,877,476)—100.6%		3,078,197
Other liabilities in excess of other assets—(0.6)%		(17,152)

Net Assets-100.0%		$3,061,045

AllianzGI U.S. Unconstrained Equity Portfolio

February 28, 2015 (unaudited) (continued)

Notes to Schedule of Investments:

(a)	All or partial amount segregated for the benefit of the counterparty as collateral for options written.

(b)	Non-income producing.

(c)	Exchange traded-Chicago Board Options Exchange.

	Contracts	Premiums
Options outstanding, November 30, 2014	22	$3,272
Options written	124	21,432
Options terminated in closing transactions	(77)	(14,727)
Options expired	(22)	(2,574)

Options outstanding, February 28, 2015	47	$7,403

* Portfolio securities and other financial instruments for which market quotations are readily available are stated at market value. Market value is generally determined on the basis of official closing prices, last reported sales prices, or if no sales or closing prices are reported, on the basis of quotes obtained from a quotation reporting system, established market makers, or independent pricing services. The Portfolios’ investments are valued daily using prices supplied by an independent pricing service or broker/dealer quotations, or by using the last sale or settlement price on the exchange that is the primary market for such securities, or the mean between the last bid and ask quotations. The market value for NASDAQ Global Market and NASDAQ Capital Market securities may also be calculated using the NASDAQ Official Closing Price instead of the last reported sales price. Independent pricing services use information provided by market makers or estimates of market values obtained from yield data relating to investments or securities with similar characteristics.

The Board of Trustees (the “Board”) has adopted procedures for valuing portfolio securities and other financial instruments in circumstances where market quotations are not readily available, and has delegated primary responsibility for applying the valuation methods to Allianz Global Investors Fund Management LLC (the “Investment Manager”) and the Portfolios’ sub-adviser Allianz Global Investors U.S. LLC. The Trust’s Valuation Committee was established by the Board to oversee the implementation of the Portfolios’ valuation methods and to make fair value determinations on behalf of the Board, as instructed by the Board. The Sub-Adviser monitors the continued appropriateness of methods applied and determines if adjustments should be made in light of market changes, events affecting the issuer, or other factors. If the Sub-Adviser determines that a valuation method may no longer be appropriate, another valuation method may be selected or the Valuation Committee will be convened to consider the matter and take any appropriate action in accordance with procedures set forth by the Board. The Board shall review and ratify the appropriateness of the valuation methods and these methods may be amended or supplemented from time to time by the Valuation Committee.

Short-term debt instruments maturing in 60 days or less are valued at amortized cost, if their original term to maturity was 60 days or less, or by amortizing premium or discount based on their value on the 61st day prior to maturity, if the original term to maturity exceeded 60 days.

Investments initially valued in currencies other than the U.S. dollar are converted to the U.S. dollar using exchange rates obtained from pricing services. As a result, the Net Asset Value (“NAV”) of each Portfolio may be affected by changes in the value of currencies in relation to the U.S. dollar. The value of securities traded in markets outside the United States or denominated in currencies other than the U.S. dollar may be affected significantly on a day that the New York Stock Exchange (“NYSE”) is closed.

The prices used by the Portfolios to value investments may differ from the value that would be realized if the investments were sold, and these differences could be material. The NAV of each Portfolio is normally determined as of the close of regular trading (normally, 4:00 p.m. Eastern time) on the NYSE on each day the NYSE is open for business.

The prices of certain portfolio securities or financial instruments may be determined at a time prior to the close of regular trading on the NYSE. When fair-valuing the securities, the Portfolios may, among other things, consider significant events (which may be considered to include changes in the value of U.S. securities or securities indices) that occur after the close of the relevant market and before the time the NAV of each Portfolio is calculated. With respect to certain foreign securities, the Portfolios may fair-value securities using modeling tools provided by third-party vendors. The Portfolios have retained a statistical research service to assist in determining the fair value of foreign securities. This service utilizes statistics and programs based on historical performance of markets and other economic data to assist in making fair value estimates. Fair value estimates used by the Portfolios for foreign securities may differ from the value realized from the sale of those securities and the difference could be material. Fair value pricing may require subjective determinations about the value of a security or other assets, and fair values used to determine the NAV of a Portfolio may differ from quoted or published prices, or from prices that are used by others, for the same investments. In addition, the use of fair value pricing may not always result in adjustments to the prices of securities or other assets held by a Portfolio.

Fair Value Measurements

Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability (i.e. the “exit price”) in an orderly transaction between market participants. The three levels of the fair value hierarchy are described below:

•	Level 1 – quoted prices in active markets for identical investments that the Portfolios have the ability to access

•

Level 2 – valuations based on other significant observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities, interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates or other market corroborated inputs

•

Level 3 – valuations based on significant unobservable inputs (including the Sub-Adviser’s or Valuation Committee’s own assumptions and securities whose price was determined by using a single broker’s quote)

The valuation techniques used by the Portfolios to measure fair value during the three months ended February 28, 2015 were intended to maximize the use of observable inputs and to minimize the use of unobservable inputs.

The Portfolios’ policy is to recognize transfers between levels at the end of the reporting period. An investment asset’s or liability’s level within the fair value hierarchy is based on the lowest level input, individually or in aggregate, that is significant to the fair value measurement. The objective of fair value measurement remains the same even when there is a significant decrease in the volume and level of activity for an asset or liability and regardless of the valuation techniques used. Investments categorized as Level 1 or 2 as of period end may have been transferred between Levels 1 and 2 since the prior period due to changes in the valuation method utilized in valuing the investments.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following are certain inputs and techniques that the Portfolios generally use to evaluate how to classify each major category of assets and liabilities within Level 2 and Level 3, in accordance with accounting principles generally accepted in the United States of America.

Equity Securities (Common and Preferred Stock) — Equity securities traded in inactive markets and certain foreign equity securities are valued using inputs which include broker-dealer quotes, recently executed transactions adjusted for changes in the benchmark index, or evaluated price quotes received from independent pricing services that take into account the integrity of the market sector and issuer, the individual characteristics of the security, and information received from broker-dealers and other market sources pertaining to the issuer or security. To the extent that these inputs are observable, the values of equity securities are categorized as Level 2. To the extent that these inputs are unobservable, the values are categorized as Level 3.

Option Contracts — Option contracts traded over-the-counter (“OTC”) and FLexible EXchange (“FLEX”) options are valued by independent pricing services based on pricing models that incorporate various inputs such as interest rates, credit spreads, currency exchange rates and volatility measurements for in-the-money, at-the-money, and out-of-the-money contracts based on a given strike price. To the extent that these inputs are observable, the values of OTC and FLEX option contracts are categorized as Level 2. To the extent that these inputs are unobservable, the values are categorized as Level 3.

A summary of the inputs used at February 28, 2015 in valuing each Portfolio’s assets and liabilities is listed below (refer to the Schedules of Investments and Notes to Schedules of Investments for more detailed information on Investments in Securities):

AllianzGI Global Small-Cap Opportunities:

	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value at 2/28/15
Investments in Securities - Assets
Common Stock:
Australia	$—	$161,236	$—	$161,236
China	—	170,835	—	170,835
Indonesia	—	30,758	—	30,758
Israel	—	44,009	—	44,009
Japan	—	431,785	—	431,785
Korea (Republic of)	14,863	171,504	—	186,367
Singapore	11,005	20,677	—	31,682
Switzerland	34,063	101,981	—	136,044

	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value at 2/28/15
Taiwan	$27,919	$143,810	$—	$171,729
United Kingdom	—	382,932	—	382,932
All Other	3,137,150	—	—	3,137,150
Repurchase Agreements	—	207,000	—	207,000

Totals	$3,225,000	$1,866,527	$—	$5,091,527

AllianzGI U.S. Unconstrained Equity:

	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value at 2/28/15
Investments in Securities - Assets
Common Stock	$2,928,499	$—	$—	$2,928,499
Repurchase Agreements	—	145,000	—	145,000
Options Purchased:
Market Price	9,912	—	—	9,912

	2,938,411	145,000	—	3,083,411

Investments in Securities - Liabilities
Options Written:
Market Price	(5,214)	—	—	(5,214)

Totals	$2,933,197	$145,000	$—	$3,078,197

At February 28, 2015, the following Portfolios had transfers between Levels 1 and 2:

	Transfers
	Level 1 to Level 2		Level 2 to Level 1
AllianzGI Global Small-Cap Opportunities	$46,668	(a)	$31,313	(b)

(a) This transfer was a result of securities trading outside the U.S. whose values were not adjusted by the application of a modeling tool at November 30, 2014, which was applied on February 28, 2015.

(b) This transfer was a result of securities trading outside the U.S. whose values were adjusted by the application of a modeling tool at November 30, 2014, which was not applied on February 28, 2015.

At February 28, 2015, the aggregate cost basis and the net unrealized appreciation (depreciation) of investments (before options written) for federal income tax purposes were:

	Federal Tax Cost Basis	Unrealized Appreciation	Unrealized Depreciation	Net Unrealized Appreciation
AllianzGI Global Small-Cap Opportunities	$4,732,760	$496,776	$138,009	$358,767
AllianzGI U.S. Unconstrained Equity	2,885,714	311,928	114,231	197,697

Differences, if any, between book and tax cost basis were attributable to wash sale loss deferrals.

Item 2. Controls and Procedures

(a) The registrant’s President & Chief Executive Officer and Treasurer, Principal Financial & Accounting Officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act (17 CFR 270.30a-3(c))), are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.

(b) There were no significant changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d))) that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits

(a) Exhibit 99.302 Cert. — Certification pursuant to Section 302 of the Sarbanes-Oxley Act of 2002

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant: AllianzGI Institutional Multi-Series Trust

By:	/s/ Julian Sluyters
Julian Sluyters, President & Chief Executive Officer

Date: April 16, 2015

By:	/s/ Lawrence G. Altadonna
Lawrence G. Altadonna, Treasurer, Principal Financial & Accounting Officer

Date: April 16, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Julian Sluyters
Julian Sluyters, President & Chief Executive Officer

Date: April 16, 2015

By:	/s/ Lawrence G. Altadonna
Lawrence G. Altadonna, Treasurer, Principal Financial & Accounting Officer

Date: April 16, 2015